INCOME TAXES (Schedule of Income Tax Benefit (Provision)) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
INCOME TAXES [Abstract]
Current					$ (1,563,000)	$ (895,000)
Deferred					(576,000)	(602,000)
Change in valuation allowance					2,139,000	1,497,000
Net tax benefit